Cost of Revenue - Schedule of Cost of Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Revenue [Abstract]
Purchase of finished goods	€ 16,876,097	€ 18,804,222	€ 33,306,036
Purchase of raw materials		1,530	1,530
Outsourcing service	295,813	22,184	22,184
Inventory adjustment	(8,091,567)	(6,784,373)	(6,784,373)
Total	€ 9,080,343	€ 12,043,563	€ 26,545,377